Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2018
Selling, General and Administrative Expense [Abstract]
Selling, General and Administrative Expenses

18. Selling, General and Administrative Expenses

Selling, general and administrative expenses consist of the following:

	Year Ended December 31,
	2016	2017	2018
Employee compensation	473,302	929,928	2,256,455
Marketing and promotional expenses	239,549	523,535	1,158,519
Professional services	133,368	238,740	578,469
Rental and related expenses	91,535	216,111	450,113
Depreciation and amortization expenses	38,268	128,918	249,765
Travel and entertainment expenses	32,572	71,278	197,187
IT consumable, office supply and other low value consumable	21,621	114,668	167,323
Others	106,972	127,529	283,959
Total	1,137,187	2,350,707	5,341,790